UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund: W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Michael W. Stamm

(copy to)
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Nora Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
September 30, 2005 (Unaudited)

Name of Issuer		Fair
and Title of Issue	Shares	Value

COMMON STOCKS - 98.9%

Banks - 0.1%
Northern Trust Corporation	2,200	$111,210

Computers & Business Equipment - 9.2%
Apple Computer, Inc. (a)	68,100	3,650,841
Dell Inc. (a)	159,650	5,460,030

		9,110,871

Consumer Products - 6.3%
Procter & Gamble Company	103,800	6,171,948

Data Processing Services - 0.4%
Automatic Data Processing, Inc.	9,733	418,908

Distribution Services - 0.5%
Sysco Corporation	15,615	489,843

Diversified Industrial - 4.8%
General Electric Company	140,400	4,727,268

Drugs & Health Care - 8.7%
Amgen Inc. (a)	97,850	7,795,709
Johnson & Johnson	12,700	803,656

		8,599,365

Drug Stores - 1.0%
Walgreen Company	23,700	1,029,765

Finance & Banking - 12.8%
American Express Company	137,595	7,903,457
Charles Schwab Corporation	324,400	4,681,092

		12,584,549

Food & Beverages - 10.1%
Kellogg Company	103,000	4,751,390
PepsiCo, Inc.	84,000	4,763,640
Wm. Wrigley Jr. Company	5,700	409,716

		9,924,746

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Name of Issuer		Fair
and Title of Issue	Shares	Value

COMMON STOCKS - (Continued)

Hotels & Restaurants - 4.9%
Marriott International, Inc., Class A	77,050	$4,854,150

Medical Instruments & Supplies - 0.4%
Medtronic, Inc.	6,610	354,428

Multimedia - 3.2%
Time Warner, Inc.	175,000	3,169,250

Retail - 21.2%
Amazon.com, Inc. (a)	101,100	4,579,830
Home Depot, Inc.	136,120	5,191,617
Target Corporation	145,525	7,557,113
Whole Foods Market, Inc.	5,160	693,762
Williams-Sonoma, Inc. (a)	73,800	2,830,230

		20,852,552

Software - 8.5%
Electronic Arts Inc. (a)	63,075	3,588,337
Microsoft Corporation	184,986	4,759,690

		8,348,027

Wireless Communications - 6.8%
Qualcomm Inc.	149,400	6,685,650

TOTAL COMMON STOCKS - (Cost $80,964,186)		97,432,530

Total Investments - (Cost $80,964,186) - 98.9%		97,432,530
Other Assets Less Liabilities - 1.1%		1,058,434

Net Assets - 100.0%		$98,490,964

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $16,581,529 and $113,185 respectively, resulting in net unrealized appreciation of $16,468,344.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“1940 Act”)) are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	__s/ Peter H. Jennison
Peter H. Jennison,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	___s/ Peter H. Jennison
Peter H. Jennison,
President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:	November 29, 2005

By:	____s/ Susan G. Leber
Susan G. Leber,
Principal Financial Officer and Treasurer of
W.P. Stewart & Co. Growth Fund, Inc.

Date:	November 29, 2005